CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Net income (loss)	$ (3,060)	$ 2,593	$ (35,204)	$ (20,177)	$ (289,235)	$ (313,948)	$ (310,888)	$ (81,872)
Interest rate derivatives designated as cash flow hedges
Unrealized holding loss arising during period					(106)	(106)		(277)
Net amount reclassified to earnings					113	113		338
Net change in unrealized gain					7	7		61
Comprehensive income (loss)				(20,177)	(289,228)	(313,941)		(81,811)
Less: Comprehensive (income) loss attributable to noncontrolling interests				13,013	3,876	6,424		981
Comprehensive income (loss) attributable to Select Energy Services, Inc.				$ (7,164)		(1,043)
Predecessor
Net income (loss)						$ (306,481)	$ (306,481)	$ (80,891)
Interest rate derivatives designated as cash flow hedges
Less: Comprehensive (income) loss attributable to noncontrolling interests					$ 285,352